Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Cash equivalents	$ 3,565,488		$ 0
Goodwill impairment			0	$ 308,690
Intangible impairment expense	0		300,000	731,628
Research and development expense	103,025	$ 60,529	1,079,362	308,367
Goodwill impairment	$ 0		300,000	1,040,318
Federal and State [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax asset			4,865,890
Deferred tax assets operating loss carryforwards			4,865,890
SRM Entertainment [Member]
Restructuring Cost and Reserve [Line Items]
Allowance for accounts receivable			$ 104,851	$ 118,761